Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in plan assets:
Market value of plan assets at beginning of year	$ 1,238,719
Market value of plan assets at end of year	1,418,211	$ 1,238,719
Qualified Retirement Plan
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	1,499,239	1,329,577
Service cost	41,159	34,299	$ 25,864
Interest cost	40,432	45,555	49,006
Actuarial loss (gain)	8,908	145,440
Benefits paid	(58,541)	(55,632)
Benefit obligation at end of year (PBO/PBO/APBO)	1,531,197	1,499,239	1,329,577
Change in plan assets:
Market value of plan assets at beginning of year	1,186,433	974,993
Actual return on plan assets	136,151	165,072
Employer contributions	102,000	102,000
Benefits paid	(58,541)	(55,632)
Market value of plan assets at end of year	1,366,043	1,186,433	974,993
Funded status at year end	$ (165,154)	$ (312,806)
Weighted-average assumptions (benefit obligation):
Discount rate	3.00%	2.75%
Weighted-average rate of compensation increase	3.25%	3.00%
SERP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 53,631	$ 47,397
Service cost	526	389	266
Interest cost	1,431	1,604	1,760
Actuarial loss (gain)	(3,244)	7,240
Benefits paid	(2,814)	(2,999)
Benefit obligation at end of year (PBO/PBO/APBO)	49,530	53,631	47,397
Change in plan assets:
Market value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	2,814	2,999
Benefits paid	(2,814)	(2,999)
Market value of plan assets at end of year	0	0	0
Funded status at year end	$ (49,530)	$ (53,631)
Weighted-average assumptions (benefit obligation):
Discount rate	3.00%	2.75%
Weighted-average rate of compensation increase	3.25%	3.00%
PBOP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 82,205	$ 76,111
Service cost	1,691	1,581	1,276
Interest cost	2,193	2,582	3,046
Actuarial loss (gain)	3,438	6,547
Benefits paid	(5,301)	(4,616)
Benefit obligation at end of year (PBO/PBO/APBO)	84,226	82,205	76,111
Change in plan assets:
Market value of plan assets at beginning of year	52,286	52,838
Actual return on plan assets	7,717	5,320
Employer contributions	0	0
Benefits paid	(7,835)	(5,872)
Market value of plan assets at end of year	52,168	52,286	$ 52,838
Funded status at year end	$ (32,058)	$ (29,919)
Weighted-average assumptions (benefit obligation):
Discount rate	3.00%	2.75%